Entity-Wide Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 155,859	$ 134,019	$ 123,174
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	137,555	115,925	98,468
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,847	10,388	13,227
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,457	$ 7,706	$ 11,479